Subsequent events	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Subsequent events

34    Subsequent events

Other than the matters outlined in the Financial Statements, no matters or circumstances have arisen since the end of the financial year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.

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